Leases (The Group as a lessor) (Maturity analysis of finance lease receivables) (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Disclosure of leases [line items]
Undiscounted finance lease payments	¥ 31,956,372
Unearned finance income	(20,949,750)
Allowance for ECL	(3,086)
Total finance lease receivables as at period end	11,003,536
Within 1 year [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	2,172,707
Later than one year and not later than two years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	2,156,047
Later than two years and not later than three years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	2,146,481
After 3 years but within 4 years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	2,132,394
After 4 years but within 5 years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	2,163,914
Later than five years [member]
Disclosure of leases [line items]
Undiscounted finance lease payments	¥ 21,184,829